Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets
Intangible assets as of December 31, 2019 and 2020 are summarized as follows:

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB	US$ (Note 2.5)
Intangible assets
IPR&D TJ103	11,670	(1,556)	10,114	1,550
IPR&D TJ101	110,330	—	110,330	16,909

Total intangible assets	122,000	(1,556)	120,444	18,459

	As of December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB	US$ (Note 2.5)
Intangible assets
IPR&D TJ103	11,670	—	11,670	1,788
IPR&D TJ102	26,844	—	26,844	4,114
IPR&D TJ101	110,330	—	110,330	16,909

Total intangible assets	148,844	—	148,844	22,811